Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Biotechnology Portfolio
November 30, 2024
BIO-NPRT3-0125
1.810668.120
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 2.2%
Health Care - 2.2%
Pharmaceuticals - 2.2%
UCB SA	532,974	104,392,878
CANADA - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Xenon Pharmaceuticals Inc (a)	539,634	23,004,597
CHINA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Beigene Ltd ADR (a)	9,198	1,977,570
DENMARK - 3.6%
Health Care - 3.6%
Biotechnology - 3.5%
Ascendis Pharma A/S ADR (a)	659,409	89,732,377
Zealand Pharma A/S (a)	752,230	77,810,464
		167,542,841
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR	51,700	5,521,560
TOTAL DENMARK		173,064,401
FRANCE - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Sensorion SA (a)(b)	20,279,025	14,829,463
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (a)	175,500	20,777,445
IRELAND - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Prothena Corp PLC (a)(c)	738,117	11,964,877
NETHERLANDS - 3.3%
Health Care - 3.3%
Biotechnology - 3.2%
Argenx SE ADR (a)	172,004	106,049,067
Merus NV (a)	996,054	44,663,061
uniQure NV (a)	275,559	1,645,087
		152,357,215
Pharmaceuticals - 0.1%
Pharvaris NV (a)	112,407	2,461,713
TOTAL NETHERLANDS		154,818,928
SWITZERLAND - 0.4%
Health Care - 0.4%
Biotechnology - 0.2%
CRISPR Therapeutics AG (a)(c)	202,007	10,336,699
Idorsia Ltd (a)(c)	289,343	282,626
		10,619,325
Pharmaceuticals - 0.2%
Galderma Group AG (a)	91,670	9,391,245
TOTAL SWITZERLAND		20,010,570
UNITED KINGDOM - 0.5%
Health Care - 0.5%
Biotechnology - 0.2%
Autolus Therapeutics PLC ADR (a)	1,120,733	3,720,833
Immunocore Holdings PLC ADR (a)	191,705	6,276,422
		9,997,255
Pharmaceuticals - 0.3%
Verona Pharma PLC ADR (a)	394,988	15,653,375
TOTAL UNITED KINGDOM		25,650,630
UNITED STATES - 87.3%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (a)(d)	55	0
Health Care - 87.3%
Biotechnology - 83.8%
AbbVie Inc	2,974,704	544,162,603
Absci Corp (a)	39,900	121,695
Adverum Biotechnologies Inc (a)	73,213	486,134
Aerovate Therapeutics Inc (d)(e)(f)	345,917	1,923,299
Alector Inc (a)(c)	3,535,753	9,157,600
Allena Pharmaceuticals Inc (a)(e)	93,683	1
Allogene Therapeutics Inc (a)	2,359,877	5,852,495
Alnylam Pharmaceuticals Inc (a)	651,870	164,968,741
Amgen Inc	1,473,750	416,879,663
AnaptysBio Inc (a)	127,172	3,174,213
Annexon Inc (a)	339,687	1,830,913
Apellis Pharmaceuticals Inc (a)	293,258	9,950,244
Apogee Therapeutics Inc (a)	392,132	17,704,760
Arcellx Inc (a)(c)	1,043,991	91,944,287
Arcturus Therapeutics Holdings Inc (a)(c)	399,330	7,323,712
Arcus Biosciences Inc (a)(c)	1,879,062	29,012,717
ArriVent Biopharma Inc (b)(c)	1,967,500	58,946,300
Arrowhead Pharmaceuticals Inc (a)	221,115	5,755,623
ARS Pharmaceuticals Inc (a)(c)	1,082,956	15,713,692
Astria Therapeutics Inc (a)	596,256	6,195,100
Astria Therapeutics Inc warrants (a)	115,136	603,963
aTyr Pharma Inc (a)(c)	2,524,394	8,911,111
Aura Biosciences Inc (a)(c)	29,073	270,670
Avidity Biosciences Inc (a)	805,717	34,670,003
Axcella Health Inc (a)(e)	66,454	1
Beam Therapeutics Inc (a)(c)	39,350	1,077,010
Bicara Therapeutics Inc (c)	243,100	5,054,049
BioCryst Pharmaceuticals Inc (a)	1,084,881	8,136,608
Biohaven Ltd (a)(c)	1,664,912	76,602,601
Biomea Fusion Inc (a)(c)	392,129	2,839,014
Blueprint Medicines Corp (a)	493,352	47,549,266
Boundless Bio Inc (a)	23,700	64,700
Bridgebio Pharma Inc (a)(d)	733,408	19,868,023
Bridgebio Pharma Inc (a)	367,896	9,966,302
CAMP4 Therapeutics Corp (c)	262,886	1,259,224
Cargo Therapeutics Inc (a)	213,400	3,879,612
Cartesian Therapeutics Inc (a)(c)	815,354	15,353,116
Cartesian Therapeutics Inc rights (a)(e)	5,385,728	2,315,863
Celldex Therapeutics Inc (a)	145,464	3,991,532
Centessa Pharmaceuticals PLC ADR (a)	2,976,494	53,309,008
CG oncology Inc (c)	71,900	2,498,525
Chinook Therapeutics Inc rights (a)(e)	115,821	1
Codiak Biosciences Inc (a)(c)(e)	448,539	4
Codiak Biosciences Inc warrants 9/15/2027 (a)(e)	46,000	0
Cogent Biosciences Inc (a)	1,126,094	10,709,154
Crinetics Pharmaceuticals Inc (a)	964,650	55,177,980
Cyclerion Therapeutics Inc (a)(d)	4,740	10,427
Cytokinetics Inc (a)	261,852	13,579,645
Day One Biopharmaceuticals Inc (a)(c)	985,732	13,731,247
Denali Therapeutics Inc (a)(c)	676,563	16,914,075
Design Therapeutics Inc (a)(c)	839,131	5,034,786
Dianthus Therapeutics Inc (a)	153,693	3,687,095
Disc Medicine Inc (a)	775,288	49,192,024
Disc Medicine Inc rights (a)(e)	1,555,907	15
Dyne Therapeutics Inc (a)	788,466	24,134,944
Entrada Therapeutics Inc (a)(c)	309,169	6,149,371
Exact Sciences Corp (a)	56,900	3,532,352
Exelixis Inc (a)	278,054	10,137,849
Foghorn Therapeutics Inc (a)(c)	601,441	4,805,514
Geron Corp (a)	4,278,012	17,625,409
Geron Corp warrants 12/31/2025 (a)	2,100,000	3,192,000
Gilead Sciences Inc	1,656,603	153,368,306
GlycoMimetics Inc (b)(d)(e)(f)	12,099,897	3,387,971
Gossamer Bio Inc (a)(c)	7,914,394	5,525,038
Gritstone Bio Inc warrants (a)(e)	1,333,333	12
Ideaya Biosciences Inc (a)	717,557	19,632,360
IGM Biosciences Inc (a)(c)	605,814	6,082,373
Immunome Inc (a)	352,282	4,773,421
Immunovant Inc (a)	665,621	18,770,512
Inozyme Pharma Inc (a)(c)	1,902,410	5,155,531
Insmed Inc (a)	999,819	75,146,396
Intellia Therapeutics Inc (a)(c)	879,921	13,744,366
Ionis Pharmaceuticals Inc (a)	442,377	15,806,130
Janux Therapeutics Inc (a)	366,399	16,564,899
Keros Therapeutics Inc (a)	747,178	43,142,058
Korro Bio Inc (a)(d)	32,866	1,711,004
Krystal Biotech Inc (a)(b)(c)	1,877,722	370,699,877
Kymera Therapeutics Inc (a)	59,941	2,808,236
Legend Biotech Corp ADR (a)	231,810	9,752,247
Lexicon Pharmaceuticals Inc (a)	1,007,600	809,808
Madrigal Pharmaceuticals Inc (a)(c)	135,295	44,402,466
MannKind Corp (a)(c)	4,406,401	29,875,399
Moderna Inc (a)	768,622	33,096,863
Monte Rosa Therapeutics Inc (a)(c)	540,520	5,599,787
MoonLake Immunotherapeutics Class A (a)(c)	510,858	27,806,001
Natera Inc (a)	349,532	58,644,479
Neurogene Inc (a)	99,857	2,539,364
Nurix Therapeutics Inc (a)	1,141,946	25,248,426
Nuvalent Inc Class A (a)	268,899	25,997,155
Oruka Therapeutics Inc	100	2,173
Oruka Therapeutics Inc (d)	704,883	15,317,108
Perspective Therapeutics Inc (a)	713,700	3,104,595
Praxis Precision Medicines Inc (a)	231,510	18,560,157
Protagonist Therapeutics Inc (a)(c)	423,913	18,567,389
PTC Therapeutics Inc (a)	352,911	15,485,735
Q32 Bio Inc (a)	259,900	6,993,909
RAPT Therapeutics Inc (a)	802,700	1,011,402
Recursion Pharmaceuticals Inc Class A (a)(c)	149,900	1,059,793
Regeneron Pharmaceuticals Inc (a)	206,183	154,682,610
Replimune Group Inc (a)	474,722	6,684,086
REVOLUTION Medicines Inc (a)	585,098	33,847,919
Rhythm Pharmaceuticals Inc (a)(c)	15,603	968,010
Rocket Pharmaceuticals Inc (a)	307,692	4,427,688
Roivant Sciences Ltd (a)(c)	2,224,119	28,268,552
Sage Therapeutics Inc (a)	138,987	760,259
Sarepta Therapeutics Inc (a)	17,689	2,358,651
Scholar Rock Holding Corp (a)	1,632,599	65,140,700
Scholar Rock Holding Corp warrants 12/31/2025 (a)(d)	17,850	586,804
SpringWorks Therapeutics Inc (a)	211,909	8,789,985
Spyre Therapeutics Inc (a)	284,853	8,098,371
Stoke Therapeutics Inc (a)	316,170	3,828,819
Summit Therapeutics Inc (a)(c)	3,040,529	56,128,166
Summit Therapeutics Inc (d)	440,529	8,132,165
Taysha Gene Therapies Inc (a)(c)	5,570,691	18,049,039
Tectonic Therapeutic Inc (d)	215,508	10,727,988
Tenaya Therapeutics Inc (a)(c)	1,746,113	6,233,623
TG Therapeutics Inc (a)(c)	947,720	32,980,656
Twist Bioscience Corp (a)	166,525	8,189,700
Tyra Biosciences Inc (a)	363,102	5,693,439
Ultragenyx Pharmaceutical Inc (a)	577,730	27,517,280
United Therapeutics Corp (a)	157,893	58,497,778
Upstream Bio Inc	440,957	9,643,730
Vaxcyte Inc (a)	895,380	84,470,149
Vera Therapeutics Inc Class A (a)	567,325	28,224,419
Vertex Pharmaceuticals Inc (a)	473,209	221,523,329
Viking Therapeutics Inc (a)	445,557	23,587,788
Viridian Therapeutics Inc (a)	1,053,728	22,707,838
vTv Therapeutics Inc Class A (a)(b)(c)	178,200	2,849,418
Zenas Biopharma Inc	265,700	3,058,207
		3,973,787,797
Health Care Equipment & Supplies - 0.0%
Aradigm Corp (a)(e)	148,009	1
Aradigm Corp (a)(e)	11,945	0
Glaukos Corp (a)	5,700	818,805
Novocure Ltd (a)	11,113	222,705
		1,041,511
Health Care Technology - 0.2%
Schrodinger Inc/United States (a)(c)	350,701	7,915,322
Life Sciences Tools & Services - 0.0%
10X Genomics Inc Class A (a)	112,400	1,787,160
Pharmaceuticals - 3.3%
Adimab LLC (a)(d)(e)(g)	1,954,526	10,261,262
Adimab LLC (d)(e)(g)	1,954,526	37,135,995
Afferent Pharmaceuticals Inc rights 12/31/2024 (a)(e)	8,274,568	83
Amylyx Pharmaceuticals Inc (a)	782,806	4,336,745
Arvinas Inc (a)	14,995	400,666
Atea Pharmaceuticals Inc (a)(c)	667,100	2,281,482
Axsome Therapeutics Inc (a)	71,003	6,973,915
Contineum Therapeutics Inc Class A	58,800	876,708
Corcept Therapeutics Inc (a)	418,346	24,130,197
Edgewise Therapeutics Inc (a)	61,021	2,013,693
Enliven Therapeutics Inc (a)	479,038	11,678,946
Harmony Biosciences Holdings Inc (a)	64,425	2,233,615
Intra-Cellular Therapies Inc (a)	49,599	4,248,154
Neumora Therapeutics Inc (a)	352,915	3,507,975
Nuvation Bio Inc Class A (a)(c)	4,710,371	13,660,076
Optinose Inc warrants 11/23/2027 (a)	91,712	1,244
Phathom Pharmaceuticals Inc (a)(c)	1,208,300	10,717,621
Rapport Therapeutics Inc (a)(c)	171,463	3,916,215
Septerna Inc	140,200	3,545,658
Structure Therapeutics Inc ADR (a)(c)	259,176	8,591,684
Third Harmonic Bio Inc (a)	219,600	2,802,096
Ventyx Biosciences Inc (a)	81,600	218,688
WaVe Life Sciences Ltd (a)	349,811	5,282,146
		158,814,864
TOTAL HEALTH CARE		4,143,346,654

TOTAL UNITED STATES		4,143,346,654
TOTAL COMMON STOCKS (Cost $2,816,435,356)		4,693,838,013

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
UNITED STATES - 1.2%
Health Care - 1.2%
Biotechnology - 0.7%
Cardurion Pharmaceuticals Inc Series B (d)(e)	1,020,908	5,002,449
ElevateBio LLC Series C (a)(d)(e)	216,600	628,140
National Resilience Inc Series B (a)(d)(e)	732,064	20,241,570
Saliogen Therapeutics Inc Series B (a)(d)(e)	94,461	332,503
Triveni Bio Inc Series B (d)(e)	7,167,431	7,454,128
		33,658,790
Health Care Providers & Services - 0.3%
Scorpion Therapeutics Inc (d)(e)	2,066,543	5,001,034
Scorpion Therapeutics Inc Series B (a)(d)(e)	3,099,905	7,501,770
		12,502,804
Health Care Technology - 0.0%
Candid Therapeutics (d)(e)	1,666,667	1,833,333
Pharmaceuticals - 0.2%
Afferent Pharmaceuticals Inc Series C (a)(d)(e)	8,274,568	83
Metsera Inc Series B (d)(e)	1,686,508	8,500,000
		8,500,083
TOTAL HEALTH CARE		56,495,010

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $56,408,651)		56,495,010

Money Market Funds - 6.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.64	6,981,882	6,983,278
Fidelity Securities Lending Cash Central Fund (h)(i)	4.64	282,355,017	282,383,253
TOTAL MONEY MARKET FUNDS (Cost $289,349,110)			289,366,531

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $3,162,193,117)	5,039,699,554
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(290,782,917)
NET ASSETS - 100.0%	4,748,916,637

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $165,557,055 or 3.5% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	7,898,700

Adimab LLC	9/17/14 - 6/05/15	23,547,428

Aerovate Therapeutics Inc	10/30/24	2,055,000

Afferent Pharmaceuticals Inc Series C	7/01/15	0

Bridgebio Pharma Inc	9/25/23	20,000,036

Candid Therapeutics	8/27/24	2,000,000

Cardurion Pharmaceuticals Inc Series B	7/10/24	4,999,999

Cyclerion Therapeutics Inc	4/02/19	1,404,026

ElevateBio LLC Series C	3/09/21	908,637

GlycoMimetics Inc	10/28/24	1,500,000

Korro Bio Inc	7/14/23	1,854,573

MedAvail Holdings Inc	7/02/12	416,675

Metsera Inc Series B	11/12/24	8,500,000

National Resilience Inc Series B	12/01/20	9,999,994

Oruka Therapeutics Inc	9/12/24	16,212,309

Saliogen Therapeutics Inc Series B	12/10/21	10,000,019

Scholar Rock Holding Corp warrants 12/31/2025	6/17/22	0

Scorpion Therapeutics Inc	7/01/24	5,000,001

Scorpion Therapeutics Inc Series B	1/08/21	7,500,000

Summit Therapeutics Inc	9/12/24	10,000,008

Tectonic Therapeutic Inc	1/30/24	5,000,003

Triveni Bio Inc Series B	9/19/24	7,500,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	17,016,519	512,805,714	522,838,773	341,765	(182)	-	6,983,278	0.0%
Fidelity Securities Lending Cash Central Fund	286,197,060	1,409,514,810	1,413,328,617	5,480,152	9,190	(9,190)	282,383,253	1.1%
Total	303,213,579	1,922,320,524	1,936,167,390	5,821,917	9,008	(9,190)	289,366,531

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
ArriVent Biopharma Inc	38,737,536	4,025,207	-	-	-	16,183,557	58,946,300
Cartesian Therapeutics Inc	8,198,668	4,944,511	4,351,938	-	(3,084,714)	2,146,589	-
Cartesian Therapeutics Inc	700,145	-	-	-	-	1,615,718	-
GlycoMimetics Inc	-	1,500,000	-	-	-	1,887,971	3,387,971
Krystal Biotech Inc	316,567,405	-	18,810,711	-	10,755,711	62,187,472	370,699,877
Longboard Pharmaceuticals Inc	39,446,886	-	103,028,821	-	74,729,256	(11,147,321)	-
Regulus Therapeutics Inc	4,296,222	-	4,982,896	-	(791,853)	1,478,527	-
Sensorion SA	5,544,514	10,014,759	-	-	-	(729,810)	14,829,463
Taysha Gene Therapies Inc	34,737,254	4,817,416	18,310,601	-	10,938,691	(14,133,721)	-
vTv Therapeutics Inc Class A	-	2,525,005	-	-	-	324,413	2,849,418
Total	448,228,630	27,826,898	149,484,967	-	92,547,091	59,813,395	450,713,029

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.